UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Noble Partners, L.P.
Address:  265 Franklin St
          21st Floor
          Boston MA 02110

13 File Number:028-11605

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      George L. Noble
Title:     President, Peak Asset Mgt., Inc., General Partner, Noble Partners LP
Phone:     617-646-6500
Signature, Place and Date of Signing:

 ______________________

  George L. Noble Boston MA 02110 November 3, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    313395

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AGNICO-EAGLE MINES  LTD CAD CO COMMON STOCK     008474108    14318   260000 SH       SOLE                 260000        0        0
D BANK OF AMERICA CORP  COM STK  COMMON STOCK     060505104    35000  1000000 SH       SOLE                1000000        0        0
D BARRICK GOLD CORP COM          COMMON STOCK     067901108    16900   460000 SH       SOLE                 460000        0        0
D GOLDCORP INC NEW CAD  NPV CL A COMMON STOCK     380956409    15499   490000 SH       SOLE                 490000        0        0
D JOHNSON & JOHNSON COM          COMMON STOCK     478160104    13856   200000 SH       SOLE                 200000        0        0
D MARKET VECTORS GOLD MINERS     US ETF'S - US TR 57060U100    79407  2350000 SH       SOLE                2350000        0        0
D MERRILL LYNCH & CO I NC COM ST COMMON STOCK     590188108    37950  1500000 SH       SOLE                1500000        0        0
D PROSHARES TR REAL EST PRO ETF  US ETF'S - US TR 74347R552    16022   208100 SH       SOLE                 208100        0        0
D WELLS FARGO COMPANY            COMMON STOCK     949746101    84443  2250000 SH       SOLE                2250000        0        0
S REPORT SUMMARY                  9 DATA RECORDS              313395        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED